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LIR CASH RESERVES FUND

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                                   PROSPECTUS

                               DECEMBER 22, 1999
                           (AS REVISED JUNE 5, 2000)
                          ----------------------------

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the PaineWebber ACCESS'sm' program, but only if Mitchell Hutchins or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs in the future.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




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                                    LIR Cash Reserves Fund

                                          CONTENTS
                                          THE FUND

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What every investor                              3                         LIR Cash Reserves Fund
should know about                                5                         More About Risks and
the fund                                                                   Investment Strategies

                                         YOUR INVESTMENT

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Information for                                  6                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Pricing and Valuation
                                      ADDITIONAL INFORMATION

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Additional important                             8                         Management
information about the fund                       9                         Dividends and Taxes

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Where to learn more                                                        Back Cover
about the fund

                               The fund is not a complete or
                                balanced investment program.

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                             LIR Cash Reserves Fund

                             LIR CASH RESERVES FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
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FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates. Foreign securities involve risks that normally are not associated with securities of U.S. issuers.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

 Foreign Securities Risk

PERFORMANCE

The fund is newly organized. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns.

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                             LIR Cash Reserves Fund

                            EXPENSES AND FEE TABLES
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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
offering price).............................................  None
Redemption Fees.............................................  None
Exchange Fees...............................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from the fund as a percentage of average net assets)

Management Fees.............................................  0.33%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.23%
                                                              -----
Total Annual Fund Operating Expenses........................  0.56%
                                                              -----
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Expense Reimbursements/Management Fee Waivers**.............  0.09%
                                                              -----
Net Expenses**..............................................  0.47%
                                                              -----
                                                              -----

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 * Other expenses are based on estimated amounts for the current fiscal year.

** The fund and Mitchell Hutchins have entered into a written expense reimbursement/management fee waiver agreement. Mitchell Hutchins is contractually obligated to reimburse fund expenses to the extent that the fund's expenses through the end of the fund's first three fiscal years otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the 'Net Expenses' rate. Mitchell Hutchins is also contractually obligated to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR          3 YEARS
                           ------          -------
                            $48              $151

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                             LIR Cash Reserves Fund

                               MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
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PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

Year 2000 Risk. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

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                             LIR Cash Reserves Fund

                                YOUR INVESTMENT
                           MANAGING YOUR FUND ACCOUNT
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BUYING SHARES

The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at PaineWebber Incorporated or Mitchell Hutchins. The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are currently available primarily to eligible benefit plans participating in the PaineWebber ACCESS'sm' program if Mitchell Hutchins or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., PaineWebber, Mitchell Hutchins or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither Mitchell Hutchins nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Mitchell Hutchins are open for business.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load, or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Mitchell Hutchins nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

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                             LIR Cash Reserves Fund

Please consult your Financial Advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include

 individual retirement accounts (e.g., traditional, rollover and 'SIMPLE' IRAs)

 simplified employee pension plans

 cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans)

 profit sharing plans

 money purchase plans

 defined benefit plans

 target benefit plans

 church plans

 government plans

 self-employed plans (i.e., 'KEOGHs')

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.

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                             LIR Cash Reserves Fund

                            ADDITIONAL INFORMATION
                                  MANAGEMENT
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INVESTMENT ADVISER

Mitchell Hutchins is the investment adviser, principal underwriter and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On November 30, 1999, Mitchell Hutchins managed approximately $61 billion in client assets with Mitchell Hutchins or PaineWebber as the adviser or sub-adviser of 33 investment companies with 76 separate portfolios and aggregate assets of approximately $50.5 billion.

ADVISORY FEES

The fund pays advisory and administration fees to Mitchell Hutchins at the annual contract rate of 0.33% of its average daily net assets. Mitchell Hutchins has agreed to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

In addition to the advisory and administration fees paid to Mitchell Hutchins as described above, the fund pays all expenses not assumed by Mitchell Hutchins as investment adviser and administrator. These expenses include interest charges, taxes, expenses of issue and redemption of shares, fees and expenses of registering and qualifying the fund and its shares for distribution under federal and state regulations, custodial fees, auditing and legal expenses, expenses of determining net asset value of the fund's shares, reports to shareholders, expenses of shareholder meetings, expenses of printing and mailing prospectuses and proxy materials to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. See 'Investment Advisory and Distribution Arrangements' in the SAI.

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                             LIR Cash Reserves Fund

                             DIVIDENDS AND TAXES
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DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your Financial Advisor or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first time home buyers or are made after the participant:

 reaches age 59 1/2;

 becomes permanently disabled; or

 reaches at least age 55 and is separated from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

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If you want more information about the fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of information about the fund:

 For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Room,
 Washington, D.C. 20549-0102; or

 Free, from the EDGAR Database on the SEC's Internet website at:
 http://www.sec.gov.

Mitchell Hutchins LIR Money Series
 -- LIR Cash Reserves Fund
Investment Company Act File No. 811-8767


'c' 2000 PaineWebber Incorporated. All rights reserved.




LIR

CASH RESERVES FUND

Prospectus




----------------------------------------------------



  December 22, 1999
  (as revised June 5, 2000)



                       STATEMENT OF DIFFERENCES

The copyright symbol shall be expressed as..................................'c'
The service mark symbol shall be expressed as..............................'sm'